CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
Inventory write-down	¥ 347,498	¥ 440,823	¥ 206,733
Shipping and handling expenses	4,632,552	4,498,678	3,830,229
Tax on share of loss of equity method investees	0
Tax on Foreign currency translation	0	¥ 0	¥ 0
Tax on Fair value change of available-for-sale investments	¥ 0